Expense Example {- Franklin U.S. Government Securities VIP Fund} - FTVIP Class 1-59 - Franklin U.S. Government Securities VIP Fund - Class 1	Oct. 01, 2020 USD ($)
Expense Example:
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640